Simplify US Equity PLUS GBTC ETF
Schedule of Investments
March 31, 2023 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 85.0%
iShares Core S&P 500 ETF(a)
(Cost $5,496,224) ........................................................... 12,954 $ 5,325,131
Grantor Trusts – 10.1%
Grayscale Bitcoin Trust BTC*
(Cost $1,294,770) ........................................................... 38,878 636,044
Money Market Funds – 0.1%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.41%(b)
(Cost $4,510) ............................................................... 4,510 4,510
Total Investments – 95.2%
(Cost $6,795,504) ........................................................................... $ 5,965,685
Other Assets in Excess of Liabilities – 4.8% ......................................................... 300,700
Net Assets – 100.0% .......................................................................... $ 6,266,385
* Non Income Producing
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Rate shown reflects the 7-day yield as of March 31, 2023.
At March 31, 2023, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
S&P 500 E-Mini Future ............................ 4 $ 827,550 6/16/23 $ 36,501
Summary of Investment Type
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 85.0%
Grantor Trusts ................................................................................... 10.1%
Money Market Funds ............................................................................. 0.1%
Total Investments ................................................................................ 95.2%
Other Assets in Excess of Liabilities .................................................................. 4.8%
Net Assets ..................................................................................... 100.0%